Consolidated Statements of Operations and Comprehensive (Loss) Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenue	$ 2,293	$ 2,214	$ 2,105
Cost of services rendered and products sold	1,220	1,196	1,125
Selling and administrative expenses	691	678	648
Amortization expense	51	58	83
Restructuring charges	6	15	7
Interest expense	247	245	266
Interest and net investment income	(8)	(7)	(11)
Loss on extinguishment of debt		55
(Loss) Income from Continuing Operations before Income Taxes	86	(26)	(13)
(Benefit) Provision for income taxes	43	(8)	(6)
Equity in losses of joint venture	(1)
(Loss) Income from Continuing Operations	42	(18)	(7)
(Loss) income from discontinued operations, net of income taxes	(549)	(696)	53
Net (Loss) Income	(507)	(714)	46
Other Comprehensive Income, Net of Income Taxes:
Net unrealized gains (losses) on securities	1	1	(1)
Net unrealized gains on derivative instruments	3	12	13
Foreign currency translation	(4)		(1)
Other Comprehensive Income, Net of Income Taxes		13	11
Total Comprehensive (Loss) Income	$ (507)	$ (701)	$ 57
Basic (Loss) Earnings Per Share:
(Loss) Income from Continuing Operations (in dollars per share)	$ 0.46	$ (0.20)	$ (0.08)
(Loss) income from discontinued operations, net of income taxes (in dollars per share)	$ (6.00)	$ (7.57)	$ 0.58
Net (Loss) Income (in dollars per share)	$ (5.53)	$ (7.77)	$ 0.50
Diluted (Loss) Earnings Per Share:
(Loss) Income from Continuing Operations (in dollars per share)Income from continuing operations (in dollars per share)	$ 0.46	$ (0.20)	$ (0.08)
(Loss) income from discontinued operations, net of income taxes (in dollars per share)	$ (5.95)	$ (7.57)	$ 0.58
Net (Loss) Income (in dollars per share)	$ (5.49)	$ (7.77)	$ 0.50